TRADE AND OTHER RECEIVABLES - Trade receivables denominated in major currencies (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	$ 1,104	$ 1,056	$ 988
US Dollar
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	527	418	416
Sterling
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	45	54	57
Euro
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	201	212	193
Other
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables - net	$ 331	$ 372	$ 322